Common Stock - Additional Information (Detail)		1 Months Ended					2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 08, 2014 USD ($) $ / shares shares	Sep. 21, 2015 shares	Jun. 30, 2015 $ / shares shares	Feb. 28, 2015 shares	Oct. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 shares	Nov. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 02, 2015 shares	Mar. 31, 2015 shares	Dec. 31, 2013 $ / shares shares
Class Of Stock [Line Items]
Common stock shares, authorized					50,000,000	1,800,000,000		200,000,000	200,000,000	200,000,000	50,000,000	700,000,000
Common stock shares, par value | $ / shares								$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares, issued								3,178,041	84,777			1,926
Common stock shares, outstanding								3,178,041	84,777			1,926
Proceeds from exercise of warrants | $									$ 31,600
Warrants issued								17,441,966
Warrants exercised by underwriter					172,500
Proceeds from Issuance of Initial Public Offering | $	$ 6,400,000				$ 6,400,000
Common shares issued upon cash less exercise of warrants								9,220
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						9,250,000
Common Stock
Class Of Stock [Line Items]
Stock issued during the period									19,167
Conversion of stock, shares issued					60,279	771
Common shares issued upon exercise of warrants									2,634
Common Stock | IPO
Class Of Stock [Line Items]
Stock issued during the period	19,167				19,167
Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued during the period				2,724,000
Conversion of preferred stock to common stock, conversion ratio					12,000
Convertible Preferred Stock | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						9,250,000
Conversion of preferred stock to common stock, conversion ratio						12,000
Scenario, Adjustment
Class Of Stock [Line Items]
Common stock shares, authorized									50,000,000			700,000,000
Series A Warrant
Class Of Stock [Line Items]
Stock issued during the period								17,917
Common shares issued upon exercise of warrants								17,917
Warrants exercised								1,074,082
Proceeds from exercise of warrants | $								$ 2,182,020
Preferred units issued as consideration, warrants price per share | $ / shares								$ 132.00	$ 420.00
Warrants issued								248,418
Series B Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares								$ 525.00
Warrants issued								1,074,082
Series C Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants								6,400
Warrants exercised			384,000					384,000
Proceeds from exercise of warrants | $								$ 979,200
Preferred units issued as consideration, warrants price per share | $ / shares			$ 153.00					$ 153.00
Warrants issued				363,200				12,812,556
Cash less exercise of warrants		8,595,444
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Stock issued during the period			6,400
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued								171,441
Conversion of stock, shares converted								2,571,614
Conversion of preferred stock to common stock, conversion ratio								0.0667
Class A Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares					$ 1,920.00			$ 132.00	295.20
Warrants issued								1,532,598
Common stock, conversion basis					one share of common stock for every 60 units
Cash less exercise of warrants								508,641
Class A Warrant | IPO
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	$ 7.00				$ 7.00
Warrants issued during period					1,150,000
Warrants issued	19,167
Warrants exercised by underwriter	2,875
Class B Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants							2,634
Warrants exercised							158,000
Proceeds from exercise of warrants | $							$ 31,600
Preferred units issued as consideration, warrants price per share | $ / shares							$ 12.00	$ 12.00
Warrants issued								1,310,956
Cash less exercise of warrants								334,889
Class B Warrant | IPO
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares					$ 525.00
Class C Warrant
Class Of Stock [Line Items]
Common shares issued upon cash less exercise of warrants								2,885,064
Cash less exercise of warrants								8,595,444
Common Warrants
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares									$ 300.00
Warrants issued								463,356
Common Warrants | IPO | Underwriter [Member]
Class Of Stock [Line Items]
Warrants issued					57,500